Institutional | Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs U.S. Equity Insights Fund—Summary
Investment Objective
The Goldman Sachs U.S. Equity Insights Fund (the “Fund”) seeks long-term growth of capital and dividend income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.
Annual Fund Operating Expenses <br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Institutional Goldman Sachs U.S. Equity Insights Fund Institutional Shares
Management Fees	0.62%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.72%
Fee Waiver and Expense Limitation	(0.16%)	[1]
Total Annual Fund Operating Expenses	0.56%	[2]
[1]	The Investment Adviser has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 0.54% of the Fund's average daily net assets, and (ii) reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) equal on an annualized basis to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least April 30, 2020, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.
[2]	After Fee Waiver and Expense Limitation

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option. Had those fees and expenses been included, the costs shown below would be higher.

The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Institutional | Goldman Sachs U.S. Equity Insights Fund | Institutional Shares | USD ($)	57	214	385	880

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2018 was 160% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in U.S. issuers.

The Fund uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock selection, careful portfolio construction and efficient implementation. The Fund’s investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends. Fundamental Mispricings seeks to identify high-quality businesses trading at a fair price, which the Investment Adviser believes leads to strong performance over the long-run. High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. The Fund may make investment decisions that deviate from those generated by the Investment Adviser’s proprietary models, at the discretion of the Investment Adviser. In addition, the Investment Adviser may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on the Investment Adviser’s proprietary research.

The Fund maintains risk, style, and capitalization characteristics similar to the S&P 500® Index, which is an index of large-cap stocks designed to reflect a broad representation of the U.S. economy. As of March 1, 2019, the market capitalization range for the S&P 500® Index was between approximately $4.5 billion and $859.5 billion. The Fund seeks to maximize expected return relative to its benchmark index while maintaining these and other characteristics similar to the benchmark index. However, the Fund may invest in securities outside the S&P 500® Index capitalization range.

The Fund may also invest in fixed income securities that are limited to securities that are considered to be cash equivalents.

The Fund’s benchmark index is the S&P 500® Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth,” “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Large Shareholder Transactions Risk.  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value (“NAV”) and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would. These transactions may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Management Risk.  A strategy used by the Investment Adviser may fail to produce the intended results. The Investment Adviser attempts to execute a complex strategy for the Fund using proprietary quantitative models. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues). There is no guarantee that the Investment Adviser’s use of these quantitative models will result in effective investment decisions for the Fund. Additionally, commonality of holdings across quantitative money managers may amplify losses.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Portfolio Turnover Rate Risk.  A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses which must be borne by the Fund and its shareholders.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund's Institutional Shares from year to year; and (b) how the average annual total returns of the Fund's Institutional Shares compare to those of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In addition, performance reflects Fund level expenses but does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Fund as an investment option for any contract or policy. Had performance reflected all of those fees and expenses, performance would have been reduced. Updated performance information is available at no cost at www.gsamfunds.com/vit or by calling the phone number on the back cover of the Prospectus.
TOTAL RETURN CALENDAR YEAR

Best Quarter Q3 ‘09 +14.43% Worst Quarter Q4 ’18 –15.67%
AVERAGE ANNUAL TOTAL RETURN<br/><br/>For the period ended December 31, 2018
Average Annual Total Returns - Institutional - Goldman Sachs U.S. Equity Insights Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Institutional Shares	(6.19%)	8.39%	12.85%	5.87%	Feb. 13, 1998
S&P 500® Index (reflects no deduction for fees or expenses)	(4.38%)	8.49%	13.11%	6.36%